Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 10. Income Taxes

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the "Act") resulting in significant modifications to existing law. The Company has completed a review of the accounting for the effects of the Act during the quarter ended December 31, 2017. The Company's financial statements for the year ended December 31, 2017 reflect certain effects of the Act which includes a reduction in the corporate tax rate from 34% to 21% as well as other changes.

Income tax provision (benefit) for the years ended December 31, 2018 and 2017, is summarized below:

	2018	2017
Current:
Federal	$—	$—
State	—	—
Total current	—	—
Deferred:
Federal (21% tax rate in 2018)	(130,000)	(68,900)
State	(34,100)	(11,200)
Total deferred	(164,100)	(80,100)
Increase in valuation allowance	164,100	80,100
Total provision	$—	$—

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences as of December 31, 2017 and 2016 are as follows:

	2018	2017
Income tax provision at the federal statutory rate	21.0%	34.0%
State income taxes, net of federal benefit	5.5%	5.5%
Increase in valuation allowance	(26.5)%	(39.5)%
	0.0%	0.0%

Components of the net deferred income tax assets at December 31, 2017 and 2016 were as follows:

	2018	2017
Net operating loss carryovers (2017 adjusted for revised tax rate)	$528,200	$364,100
Valuation allowance	(528,200)	(364,100)
	$—	$—

In accordance with ASC 740, at December 31, 2018 we determined that a valuation allowance should be recognized against deferred tax assets because, based on the weight of available evidence, it is more likely than not (i.e., greater than 50% probability) that some portion or all of the deferred tax asset will not be realized in the future. We recognized a reserve of 100% of the amounts of the deferred tax benefit in the amount of $528,200.

As of December 31, 2018, we had cumulative net operating loss carry forwards of $2,358,000 which expire from 2033 through 2038.

There are open statutes of limitations for taxing authorities in federal and state jurisdictions to audit our tax returns from 2010 through the current period. Our policy is to account for income tax related interest and penalties in income tax expense in the consolidated statement of operations. There have been no income tax related interest or penalties assessed or recorded.